Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2023	Mar. 15, 2023	Jun. 30, 2022
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.16		$ 0.16
Ordinary shares, shares authorized	[1]	35,000,000		35,000,000
Ordinary shares, shares issued	[1]	10,326,374		8,826,374
Ordinary shares, shares outstanding	[1]	10,326,374		8,826,374
Class A Ordinary shares
Ordinary shares, shares authorized		30,000,000		30,000,000
Ordinary shares, shares issued		6,496,874	1,500,000	4,996,874
Ordinary shares, shares outstanding		6,496,874		4,996,874
Class B Ordinary shares
Ordinary shares, shares authorized		5,000,000		5,000,000
Ordinary shares, shares issued		3,829,500		3,829,500
Ordinary shares, shares outstanding		3,829,500		3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.